Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 28, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Purchase of treasury stock, shares		83,224	60,652	2,413,455
Dividends declared per share (usd per share)	$ 0.05	$ 0.20	$ 0.05